DISCONTINUED OPERATIONS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Discontinued Operations (Textual)
Discontinued operations, description	Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation to Vivi. The operations of Qpagos Corporation and its two Mexican entities.	Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp to Vivi. The operations of Qpagos Corp and its two Mexican entities; QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, which represent substantially all of its assets, are reported as discontinued operations.